Derecognition of financial assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 25,364	$ 24,723	$ 23,237
Fair value of associated liabilities	24,683	23,822	22,468
Net position	$ 681	$ 901	$ 769